Impact of adoption of IFRS 9 for hedge accounting (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of initial application of standards or interpretations [line items]
Reserve of cash flow hedges	€ (14.9)	€ (24.6)	€ 19.8	€ 10.5
Translation reserve	€ 135.3	€ 101.0